LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JANUARY 24, 2008

TO THE PROSPECTUS

DATED SEPTEMBER 28, 2007 OF

WESTERN ASSET INSTITUTIONAL MUNICIPAL

MONEY MARKET FUND

Effective February 1, 2008, the following text amends the fund’s Prospectus:

Investment Strategies—Structured Securities

Western Asset Institutional Municipal Money Market Fund

The fund may invest without limit in tender option bonds, partnership interests and swap based securities.

WASX010682

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SUPPLEMENT DATED JANUARY 24, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 28, 2007 OF

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Effective February 1, 2008, the following text amends the Statement of Additional Information of the funds indicated below:

Investment Strategies—Unseasoned Issuers

Western Asset Institutional Money Market Fund

Western Asset Institutional Government Money Market Fund

The current investment disclosure is amended to remove the non-fundamental investment restriction limiting, to 5% of its assets, each fund’s investment in the securities of issuers which have been in operation for less than three years of continuous operation.

Investment Strategies—Structured Securities

Western Asset Institutional Municipal Money Market Fund

The fund may invest without limit in tender option bonds, partnership interests and swap based securities.

WASX010683